ACCURED LIABILITIES.	12 Months Ended
Sep. 30, 2016
ACCURED LIABILITIES.
ACCURED LIABILITIES.

NOTE 5 – ACCRUED LIABILITIES

Accrued liabilities consisted of the following at September 30, 2016 and 2015:

	September 30,
	2016	2015

Compensation and consulting	$—	$62,000
Mining costs	60,613	203,626
Accounting and legal	285,025	277,000
Interest	61,694	50,138
	$407,332	$592,764